Equity-Accounted Investees	12 Months Ended
Dec. 31, 2023
Disclosure of joint ventures [abstract]
Equity-Accounted Investees

12. EQUITY-ACCOUNTED INVESTEES

Joint venture

Wallbox-Fawsn New Energy Vehicle Charging Technology (Suzhou) Co., Ltd. was a joint venture incorporated on June 15, 2019, over which the Group had joint control and a 50% interest. On May 24, 2023, the Group sold its 50% interest in the joint venture for a consideration of Euros 390 thousand, of which, an amount of Euros 94 thousand is expected to be collected within the next twelve months, with the remainder being a non-current receivable. As of December 31, 2022, this investment was classified as an asset held for sale for an amount of Euros 384 thousand.